INVESTMENTS IN REAL ESTATE SECURITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Investments In Real Estate Securities
INVESTMENTS IN REAL ESTATE SECURITIES

4. INVESTMENTS IN REAL ESTATE SECURITIES

During 2013, New Residential acquired $547.5 million face amount of Non-Agency RMBS for approximately $362.4 million and $156.3 million face amount of Agency ARM RMBS for approximately $165.2 million net of sales. In addition, Newcastle contributed $1.0 billion face amount of Agency ARM RMBS to New Residential during this period.

The following is a summary of New Residential’s real estate securities at June 30, 2013, all of which are classified as available-for-sale and are, therefore, reported at fair value with changes in fair value recorded in other comprehensive income.

			Gross Unrealized				Weighted Average
Asset Type	Outstanding Face Amount	Amortized Cost Basis	Gains	Losses	Carrying Value (A)	Number of Securities	Rating (B)	Coupon	Yield	Life (Years) (C)	Principal Subordination (D)
Agency ARM RMBS (E)(F)	$1,059,950	$1,134,190	$1,430	$(5,834)	$1,129,786	66	AAA	3.30%	1.47%	3.2	N/A
Non-Agency RMBS	927,903	605,835	33,286	(9,668)	629,453	98	CC	0.77%	4.87%	3.8	6.7%

Total/Weighted Average (G)	$1,987,853	$1,740,025	$34,716	$(15,502)	$1,759,239	164	BBB	2.12%	2.65%	3.4

(A)	Fair value, which is equal to carrying value for all securities. See Note 9 regarding the estimation of fair value.
(B)	Represents the weighted average of the ratings of all securities in each asset type, expressed as an S&P equivalent rating. For each security rated by multiple rating agencies, the lowest rating is used. Ratings provided were determined by third party rating agencies, represent the most recent credit ratings available as of the reporting date and may not be current.
(C)	The weighted average life is based on the timing of expected principal reduction on the assets.
(D)	Percentage of the outstanding face amount of securities and residual interests that is subordinate to New Residential’s investments.
(E)	Includes securities issued or guaranteed by U.S. Government agencies such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”).
(F)	Amortized cost basis and carrying value include principal receivable of $13.8 million.
(G)	The total outstanding face amount was $ 18.4 million for fixed rate securities and $ 1.97 billion for floating rate securities.

Unrealized losses that are considered other than temporary are recognized currently in earnings. During the six months ended June 30, 2013, New Residential recorded other-than-temporary impairment charges (“OTTI”) of $3.8 million with respect to real estate securities held prior to the spin-off on May 15, 2013. Based on Newcastle management’s analysis of these securities, Newcastle determined it did not have the intent to hold the securities past May 15, 2013. Any remaining unrealized losses on New Residential’s securities were primarily the result of changes in market factors, rather than issue-specific credit impairment. New Residential performed analyses in relation to such securities, using management’s best estimate of their cash flows, which support its belief that the carrying values of such securities were fully recoverable over their expected holding period. New Residential has no intent to sell, and is not more likely than not to be required to sell, these securities.

The following table summarizes New Residential’s securities in an unrealized loss position as of June 30, 2013.

Securities in an Unrealized Loss Position	Outstanding Face Amount	Amortized Cost Basis			Gross Unrealized		Carrying Value	Number of Securities	Weighted Average
		Before Impairment	Other-Than- Temporary Impairment (A)	After Impairment	Gains	Losses			Rating	Coupon	Yield	Life (Years)
Less than Twelve Months	$1,183,118	$1,104,946	$(3,429)	$1,101,517	$—	$(15,485)	$1,086,032	79	BBB	2.51%	1.83%	3.5
Twelve or More Months	6,798	7,447	(40)	7,407	—	(17)	7,390	1	AAA	2.76%	0.93%	4.2

Total/WA	$1,189,916	$1,112,393	$(3,469)	$1,108,924	$—	$(15,502)	$1,093,422	80	BBB	2.51%	1.82%	3.5

(A)	Other than temporary impairment was recorded in connection with unrealized losses at the time of spin-off as Newcastle did not have the intent and ability to hold the securities past May 15, 2013. The losses were not recorded as the result of New Residential’s intent to sell the securities and are not the result of credit impairment.

The table below summarizes the geographic distribution of the collateral securing New Residential’s Non-Agency RMBS at June 30, 2013:

Geographic Location	Outstanding Face Amount	Percentage of Total Outstanding
Western U.S.	$346,056	37.3%
Northeastern U.S.	219,197	23.6%
Southeastern U.S.	190,998	20.6%
Midwestern U.S.	98,933	10.7%
Southwestern U.S.	72,719	7.8%

	$927,903	100.0%

New Residential evaluates the credit quality of its real estate securities, as of the acquisition date, for evidence of credit quality deterioration. As a result, New Residential identified a population of real estate securities for which it was determined that it was probable that New Residential would be unable to collect all contractually required payments. For securities acquired during the six months ended June 30, 2013, the face amount of these real estate securities was $472.7 million, with total expected cash flows of $375.2 million and a fair value of $298.9 million.

The following is the outstanding face amount and carrying value for securities, for which, as of the acquisition date, it was probable that New Residential would be unable to collect all contractually required payments, at December 31, 2012 and June 30, 2013:

	Outstanding Face Amount	Carrying Value
December 31, 2012	$342,013	$212,129
June 30, 2013	$771,682	$495,872

The following is a summary of the changes in accretable yield for these securities:

For the Six Months Ended June 30, 2013
Balance at December 31, 2012	$90,077
Additions	76,263
Accretion	(9,706)
Reclassifications from nonaccretable difference	23,679
Disposals	153

Balance at June 30, 2013	$180,466

5. INVESTMENTS IN REAL ESTATE SECURITIES

During 2012, Newcastle contributed approximately $258.0 million face amount of Non-Agency residential mortgage backed securities (“RMBS”), which had a fair value of approximately $164.1 million on the contribution date, to New Residential. Furthermore, New Residential acquired an additional $193.8 million face amount of Non-Agency RMBS for approximately $121.3 million during 2012.

The following is a summary of New Residential’s real estate securities at December 31, 2012, all of which are classified as available-for-sale and are, therefore, reported at fair value with changes in fair value recorded in other comprehensive income.

			Gross Unrealized				Weighted Average
Asset Type	Outstanding Face Amount	Amortized Cost Basis	Gains	Losses	Carrying Value (A)	Number of Securities	Rating (B)	Coupon	Yield	Maturity (Years) (C)	Principal Subordination (D)
ABS-Subprime (E)	$433,510	$274,230	$15,856	$(330)	$289,756	29	CC	0.63%	6.55%	6.8	10.0%

(A)	Fair value, which is equal to carrying value for all securities. See Note 7 regarding the estimation of fair value.
(B)	Represents the weighted average of the ratings of all securities in each asset type, expressed as an S&P equivalent rating. For each security rated by multiple rating agencies, the lowest rating is used. Ratings provided were determined by third party rating agencies as of a particular date, may not be current and are subject to change at any time.
(C)	The weighted average maturity is based on the timing of expected principal reduction on the assets.
(D)	Percentage of the outstanding face amount of securities and residual interests that is subordinate to New Residential’s investments.
(E)	The total outstanding face amount of fixed rate securities was $1.1 million, and of floating rate securities was $432.4 million.

During the year ended December 31, 2012, New Residential recorded no other-than-temporary impairment charge (“OTTI”) related to its real estate securities. The unrealized losses on New Residential’s securities were primarily the result of changes in market factors, rather than issue-specific credit impairment. New Residential performed analyses in relation to such securities, using management’s best estimate of their cash flows, which support its belief that the carrying values of such securities were fully recoverable over their expected holding period. New Residential has no intent to sell and is not more likely than not to be required to sell these securities. The following table summarizes New Residential’s securities in an unrealized loss position as of December 31, 2012.

			GrossUnrealized				Weighted Average
Securities in an Unrealized Loss Position	Outstanding Face Amount	Amortized Cost Basis	Gains	Losses	Carrying Value	Number of Securities	Rating	Coupon	Yield	Maturity (Years)
Less than Twelve Months	$15,747	$9,945	$—	$(330)	$9,615	4	CC	1.46%	5.91%	7.2
Twelve of More Months	—	—	—	—	—	—	—	—	—	—

Total	$15,747	$9,945	$—	$(330)	$9,615	4	CC	1.46%	5.91%	7.2

The table below summarizes the geographic distribution of the collateral securing New Residential’s real estate securities at December 31, 2012:

	December 31, 2012
Geographic Location	Outstanding Face Amount	Percentage
Western U.S.	$151,227	34.9%
Southeastern U.S.	100,636	23.2%
Northeastern U.S.	95,565	22.0%
Midwestern U.S.	43,230	10.0%
Southwestern U.S	42,852	9.9%

	$433,510	100.0%

New Residential evaluates the credit quality of its real estate securities, as of the acquisition date, for evidence of credit quality deterioration. As a result, we identified a population of real estate securities for which it was determined that it was probable that we would be unable to collect all contractually required payments. At December 31, 2012, these securities had a face amount of $342.0 million and a carrying value of $212.1 million. On their respective acquisition dates, the face amount of these real estate securities was $351.8 million, with total expected cash flows of $285.9 and a fair value of $205.3 million. The following is a summary of the changes in accretable yield for these securities during the year ended December 31, 2012.

For the year ended December 31, 2012
Balance at December 31, 2011	$—
Additions	80,636
Accretion	(3,195)
Reclassifications from nonaccretable difference	12,636
Disposals	—

Balance at December 31, 2012